Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2016	2017

Prepayment of advertising fees	$492,672	$2,983
Advertising deposit	172,985	35,199
Advances to suppliers	701,033	1,292,023
VAT refund receivable	174,542	460,410
Interest receivable (i)	237,013	36
Prepayment of office rental	524,805	193,060
Advances to Yinglibao	582,440	170,613
Advances to employees	747,000	793,802
NCI receivable	-	378,204
Advances to consulting service fees	171,052	86,876
Insurance receivable (Note 23)	3,000,000	2,760
Consideration receivable	166,907	77,457
Other current assets	1,270,593	704,878
	$8,241,042	$4,198,301

(i)	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest receivable derived from the held-to-maturity securities purchased by the Group. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao starting on April 10, 2017, all the held-to-maturity securities was redeemed by the end of December 31, 2017.